ACCOUNTING POLICIES (Details) shares in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2015 shares	Dec. 31, 2015 recycling_market Rate	Nov. 30, 2015 Rate	Apr. 30, 2014	Apr. 23, 2014
Property, Plant and Equipment [Line Items]
Average period over which market price of scrap per ton is calculated		10 years
Number of Recycling Markets | recycling_market		3
Vessel [Member]
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life		P25Y
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life		P5Y
Golden Ocean [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				58.00%	31.60%
Common Stock Dividends, Shares | shares	75.4
Minimum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage		20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage		50.00%
Reverse acquisition [Member]
Property, Plant and Equipment [Line Items]
Percentage ownership of merged entity from existing shareholders of Frontline 2012			74.60%